Share-Based Payment Arrangements - Narrative (Details)		1 Months Ended			12 Months Ended
	Apr. 04, 2022 shares $ / shares	Nov. 30, 2022 shares $ / shares	Mar. 31, 2022 shares period $ / shares	Sep. 30, 2021 shares period $ / shares	Dec. 31, 2022 USD ($) shares segment $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation cost | $					$ 40,023,000	$ 30,388,000
Share-based payments | $					$ 37,907,000	$ 5,038,000	$ 0
Options granted (in shares)					4,874,000
Options exercised (in dollars per share) | $ / shares					$ 5.20
Weighted average fair value at measurement date, share options granted | $					$ 3.03
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares					$ 5.20	$ 0
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)				8,901,000	0	7,791,000
Shares outstanding (in shares)	7,791,000				5,569,000	7,791,000	0
Shares granted (in dollars per share) | $ / shares	$ 6.25			$ 5.47	$ 0	$ 6.25
Vesting percentage				25.00%
Number of vesting periods | period				4
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)		259,000	3,651,000		3,910,000
Shares outstanding (in shares)					3,614,000	0
Shares granted (in dollars per share) | $ / shares		$ 2.85	$ 5.20		$ 5.04
Vesting percentage			25.00%
Number of vesting periods | period			4
Number of shares issuable for each share-based payment award (in shares)			1
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage					25.00%
Number of vesting periods | segment					4
Number of shares issuable for each share-based payment award (in shares)					1
Weighted-average fair value of options granted per unit (in dollars per share) | $ / shares					$ 5.26
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares					$ 5.20
Weighted average remaining contractual life					9 years 7 months 6 days